SHARE CAPITAL AND SHARES ISSUABLE (Details Narrative)									1 Months Ended				12 Months Ended
	Jul. 13, 2023 USD ($) shares	Jan. 10, 2023 USD ($) shares	Dec. 09, 2021 USD ($) shares	Dec. 09, 2021 CAD ($) $ / shares shares	Mar. 05, 2021 USD ($) shares	Mar. 05, 2021 CAD ($) $ / shares shares	Feb. 05, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares	Aug. 30, 2023 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 $ / shares	Apr. 30, 2021 shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares
IfrsStatementLineItems [Line Items]
Common shares issuable | $	$ 2,428,656								$ 270,133
Common shares	10,151,250								1,022,025				10,151,250	10,151,250	1,022,025
Stock issued to employees for compensation, shares													529,335	529,335	534,294
Stock issued to employees for compensation | $													$ 59,796		$ 95,294
Proceeds from private placement			$ 1,300,000	$ 1,645,800
Number of issuance of common shares			13,166,400	13,166,400
Purchase price | $ / shares				$ 0.125
Proceeds from private placement | $			$ 300,000
Number of shares received			3,038,400	3,038,400
Number of common shares issued							10,231,784			23,162,579		1,953,125				600,000
Fair value of common shares | $							$ 1,225,000						$ 916,290			$ 107,461
Number of shares issued							2,031,784						200,000	200,000		25,000
Proceeds from issuance of common shares | $							$ 200,000
Number of warrants issued					2,444,444	2,444,444	8,200,000
Proceeds from issuance of warrants					$ 3,738,564	$ 4,737,800	$ 1,025,000									$ 3,738,564
Proceeds from issuance of private placemen | $							$ 15,148
Fair value of shares issued | $																2,103
Shares issued to partner creditor, shares								400,000
Shares issued to partner creditor | $								$ 36,310								$ 36,310
Number of common shares issued to extend milestone payment																200,000
Warrant price, per share | $ / shares						$ 0.225					$ 0.30
Other expenses | $																$ 485,722
Fair value of Agent Warrants | $										$ 210,278
Principal conversion amount														$ 1,311,111	$ 1,042,951
Number of shares converted													10,488,884	10,488,884
Value of derivative liabilities settled with conversions allocated to equity | $													$ 1,833,731
Special Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued					21,056,890	21,056,890
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued										23,162,579
Number of warrants issued					23,162,579	23,162,579
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued													100,908	100,908		400,000
Fair value of common shares | $													$ 14,187
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Common shares issuable, shares		200,000											200,000	200,000
Common shares issuable | $		$ 35,806											$ 35,806
Common shares													825,000	825,000